Changes in Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Description of practical expedients used for incremental cost of obtaining contract		As a practical expedient, the Group recognizes the incremental costs of obtaining a contracts as an expense when incurred if the amortization period of the asset is one year or less.
Increase (decrease) in prepaid expenses	₩ 1,285,443	₩ 1,444,822
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in contract assets	421,131	398,797
Increase (decrease) in contract liabilities	₩ 282,836	₩ 347,461